UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. Attached hereto.

TCW Insight that works for you.™

TCW Strategic Income Fund, Inc.

2011 Semi-Annual Report

TCW Strategic Income Fund, Inc.

2011 Semi-Annual Report

TCW Strategic Income Fund, Inc. The President’s Letter

Dear Shareholder,

We are pleased to present the 2011 semi-annual report of the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company. The Fund’s current distribution policy is to pay at least 7% annually based on the previous year-end net asset value (“NAV”) and it has made two quarterly dividends of $0.0966 per share during the six months ended June 30, 2011. The overall year-to-date return of the Fund’s NAV was 6.8% with a return on market price of 5.6%. The market price to NAV discount was 6.8% as of June 30, 2011.

The following table summarizes the principal market sectors of the Fund as of June 30, 2011:

Fund Sector	Market Value	Allocation	% of Net Assets
Mortgage-backed Securities	$151,456,445	46.28%	55.7%
Asset-backed Securities	62,634,492	19.14%	23.0%
Corporate Bonds	55,148,057	16.85%	20.3%
Common Stocks	42,627,063	13.03%	15.7%
Convertible Securities	8,464,636	2.59%	3.1%
Bank Loans	4,522,143	1.38%	1.7%
Municipal Bonds	1,942,694	0.59%	0.7%
Collateralized Debt Obligations	468,751	0.14%	0.2%

	$327,264,281	100.00%	120.4%

•

Fund allocation continues to have an emphasis in asset-backed and mortgage-backed securities which represent approximately 65% of the overall exposure as measured by market value. In addition, the Fund has diversified its weighting in other sectors, and holds 17% in corporate bonds and 13% in equity securities. The mortgage-backed securities (“MBS”) are comprised of Agency MBS which are securitized by Government Sponsored Enterprises (“GSEs”), and Non-Agency MBS which are issued by private label (non-guaranteed) originators.

Some securities have characteristics that differ from traditional pass-through MBS, including their liquidity and sensitivity to rate changes. These securities include inverse floaters and interest-only securities. The non-GSE-backed MBS have greater exposure to credit risk, although TCW purchased these with a view to capturing deep pricing discounts to ultimate recovery values, even assuming substantial defaults and loss severities to the underlying loan pools. In line with the overall non-GSE-backed MBS market, the Fund’s holdings in these securities have experienced downgrades and are now predominately a collection of below-investment grade holdings. However, the change in ratings does not alter our investment thesis in the sector. Notwithstanding the considerable price appreciation realized in 2010 and some renewed volatility this year, we continue to view Non-Agency MBS as a highly attractive risk-adjusted return opportunity.

•

The Fund re-introduced an allocation to the equity market in the first quarter of last year. Additional allocations were made through dollar cost averaging at multiple price points, and the positions emphasize higher dividend paying “value” stocks. Market capitalizations of the equity investments usually exceed $1 billion. Cash positions in common stocks have been supplemented with an additional $5,606,400 of equity exposure achieved through “long” positions on the futures exchanges. These positions consist of a holding in S&P 500 Index futures, an S&P 500

The President’s Letter (Continued)

E-mini Index futures, and a Nikkei 225 Index futures. Most of these positions were added in the wake of the March 2011 Japanese earthquake, which resulted in a sharp downward movement in equity prices worldwide. As of June 30, 2011, these positions were net accretive to the Fund.

The total equity allocation totaled over 13% as of the end of the second quarter, and the Fund’s top 5 holdings are provided below:

Top 5 equity holdings	% of Fund *	% of Equity *
Pfizer, Inc.	0.47%	3.60%
Chevron Corp.	0.46%	3.52%
JP Morgan Chase & Co.	0.41%	3.18%
TE Connectivity, Ltd.	0.39%	2.99%
Kraft Foods, Inc.	0.38%	2.95%

*	As a percentage of market value.

•	Leverage is utilized by TSI through a Line of Credit facility. The Fund had an outstanding balance of $54.3 million at June 30, 2011. The maximum amount available under the facility is $70 million.

Overall performance has been positive year-to-date and particularly strong over the past five years, inclusive of the difficult market environment of 2008-09.

TSI Performance as of June 30, 2011:

	Six Months Return as of June 30, 2011	Annualized Return as of June 30, 2011
		1-Year	3-Year	5-Year	10-Year
Market Price Return	5.64%	24.97%	27.44%	14.10%	3.66%
Net Asset Value Return	6.78%	22.18%	23.80%	12.12%	6.23%
Fund Index Return *	4.03%	13.28%	7.86%	6.78%	6.31%

*	Fund index is a blend of benchmarks consisting of S&P 500 Index, Merrill Lynch Convertible Index, Barclays Capital Aggregate Bond Index and Citigroup High Yield Cash Pay Index.

While management remains optimistic about returns from the various sectors represented in TSI, we believe that the ongoing decline in U.S. Treasury yields warrants the introduction of strategies designed to reduce the impact to TSI from an eventual rise in market interest rates. To this end, management may implement various interest rate strategies incorporating instruments such as interest rate caps, swaps, and options. Additionally, management may introduce credit default swaps (CDS) into the portfolio. Although we have no intention of using these instruments as the primary driver of Fund returns, we believe they enhance our ability to navigate the current unprecedented market conditions and protect shareholder value.

Matthew K. Fong

It is with deep sadness that I inform you that Matt, a director of the Fund since 1999, passed away after a courageous battle with cancer. Matt will be remembered for his significant counsel and guidance as well as his protection of shareholder interests and contributions to the progress of the Fund. In addition to being a director, Matt served the nation as an Air Force officer, elected official, attorney, business leader, educator and humanitarian. Matt will be missed.

We greatly appreciate your investment in the Fund and your continuing support of TCW. If you have any additional questions or comments, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-866-227-8179.

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (23.0% of Net Assets)
$1,611,874	Aerco, Ltd., (2A-A3), (144A), 0.647%, due 07/15/25 (1)(2)	$1,297,559
957,124	Aircastle Pass Through Trust, (07-1A-G1), (144A), 0.45%, due 06/14/37 (1)(2)	856,651
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.326%, due 12/25/36 (2)	1,320,344
982,496	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.489%, due 11/14/33 (1)(2)	852,162
2,200,000	Brazos Higher Education Authority, (10-1-A2), 1.457%, due 02/25/35 (2)	2,120,286
244,219	Centex Home Equity, (05-A-AF5), 5.28%, due 01/25/35 (2)	244,547
1,714,800	CIT Education Loan Trust, (07-1-A), (144A), 0.337%, due 03/25/42 (1)(2)	1,567,401
842,565	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 09/01/33	910,057
1,442,705	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 5.236%, due 01/25/36 (2)	908,280
600,000	EFS Volunteer LLC, (10-1-A2), (144A), 1.124%, due 10/25/35 (1)(2)	570,569
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, (06-FF18-A2D), 0.396%, due 12/25/37 (2)	1,049,955
1,000,000	GE Corporate Aircraft Financing LLC, (05-1A-C), (144A), 1.486%, due 08/26/19 (1)(2)	905,000
283,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.485%, due 04/17/19 (1)(2)	274,598
728,750	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.435%, due 11/17/20 (1)(2)	681,363
863,079	Genesis Funding, Ltd., (06-1A-G1), (144A), 0.426%, due 12/19/32 (1)(2)	761,668
550,000	Goal Capital Funding Trust, (06-1-B), 0.707%, due 08/25/42 (2)	453,538
1,200,000	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38 (1)(2)	1,339,978
1,409,004	Green Tree, (08-MH1-A3), (144A), 8.97%, due 04/25/38 (1)(2)	1,572,249
2,500,000	Green Tree Financial Corp., (96-10-M1), 7.24%, due 11/15/28 (2)	2,640,093
1,200,000	Green Tree Financial Corp., (96-7-M1), 7.7%, due 10/15/27	1,274,180
1,220,723	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28 (2)	1,327,387
506,066	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28	557,993
970,616	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30	1,026,003
922,063	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30	969,136
976,356	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30	1,043,819
935,000	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29 (2)	1,021,645
2,979,915	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36 (2)	2,178,121
337,789	GSAA Home Equity Trust, (06-19-A1), 0.276%, due 12/25/36 (2)	141,961
263,944	Household Home Equity Loan Trust, (05-2-M1), 0.646%, due 01/20/35 (2)	236,763
921,064	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 12/25/27 (2)	919,818
1,040,000	Lease Investment Flight Trust, (1-A1), 0.577%, due 07/15/31 (2)	696,800
1,205,000	Lease Investment Flight Trust, (1-A2), 0.617%, due 07/15/31 (2)	807,350
973,498	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 08/15/28 (2)	1,046,974
1,300,000	Long Beach Mortgage Loan Trust, (04-4-M1), 0.786%, due 10/25/34 (2)	1,049,605
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.366%, due 06/25/37 (2)	1,068,591
768,075	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	770,365
1,300,000	Morgan Stanley Capital Inc., (05-HE3-M3), 0.716%, due 07/25/35 (2)	1,021,517
1,728,870	Morgan Stanley Capital, Inc., (03-NC6-M1), 1.386%, due 06/25/33 (2)	1,539,758
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.282%, due 10/25/41 (2)	2,051,918
1,750,000	Northstar Education Finance, Inc., (07-1-A3), 0.333%, due 01/29/46 (2)	1,609,216
633,663	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22	511,963
1,036,188	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31	868,132
916,099	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24 (2)	897,131
624,639	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	631,178
975,120	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	986,187
942,451	Origen Manufactured Housing, (05-A-M1), 5.46%, due 06/15/36 (2)	975,392
1,200,000	Park Place Securities, Inc., (05-WHQ1-M2), 0.686%, due 03/25/35 (2)	1,061,401
1,974,831	Peachtree Finance Co. LLC, (144A), (Class A Notes), 4.71%, due 04/15/48 (1)	2,073,572
3,049,000	Securitized Asset Backed Receivables LLC Trust, (07-BR4-A2C), 0.476%, due 05/25/37 (2)	1,045,273
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36 (2)	2,812,957
606,667	TAL Advantage LLC, (10-2A-A), (144A), 4.3%, due 10/20/25 (1)	634,697
239,583	TAL Advantage LLC, (11-1A-A), (144A), 4.6%, due 01/20/26 (1)	247,062
360,339	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.266%, due 01/25/38 (1)(2)(3)	298,469
587,500	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.437%, due 05/15/20 (1)(2)	567,245
875,000	Textainer Marine Containers, Ltd., (11-1A-A), (144A), 4.7%, due 06/15/26 (1)	872,280
717,902	Trinity Rail Leasing LP, (06-1A-A1), (144A), 5.9%, due 05/14/36 (1)	738,391
744,792	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.36%, due 11/26/21 (1)(2)	703,462

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2011

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (Continued)
$469,792	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.33%, due 02/26/19 (1)(2)	$451,250
2,300,000	U.S. Education Loan Trust LLC, (06-2A-A1), (144A), 0.434%, due 03/01/31 (1)(2)	2,075,734
551,172	UCFC Manufactured Housing Contract, (97-4-A4), 6.995%, due 04/15/29	567,591
900,000	Vanderbilt Mortgage Finance, (02-C-A5), 7.6%, due 12/07/32	929,907

	Total Asset-Backed Securities (Cost: $60,803,179)	62,634,492

	Bank Loans (1.7%)
	Electric Utilities (0.8%)
1,017,826	Kelson Finance, LLC (Loan Agreement), 6.746%, due 03/08/14	974,161
1,529,977	Mach Gen, LLC (Loan Agreement), 7.76%, due 02/15/15	1,193,382

	Total Electric Utilities	2,167,543

	Hotels, Restaurants & Leisure (0.5%)
1,500,000	Harrahs Operating Company (Loan Agreement), 3.274%, due 01/28/15	1,350,000

	Satellite Communications (0.4%)
1,000,000	Intelsat Jackson Holdings, Ltd. (Loan Agreement), 5.25%, due 04/02/18	1,004,600

	Total Bank Loans (Cost: $4,619,840)	4,522,143

	Collateralized Debt Obligation (0.2%)
625,000	Bryant Park CDO Ltd, (05-1X), 0%, due 01/15/19 (2)	468,751

	Total Collateralized Debt Obligation (Cost: $450,000)	468,751

	Collateralized Mortgage Obligations (55.7%)
	Private Mortgage-Backed Securities (46.1%)
4,967,908	Adjustable Rate Mortgage Trust, (05-11-2A3), 2.907%, due 02/25/36 (2)(3)	2,674,060
2,487,140	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.816%, due 08/25/35 (2)	1,196,740
1,482,878	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.175%, due 03/25/36 (2)	941,374
3,149,227	American Home Mortgage Assets, (05-2-2A1A), 3.44%, due 01/25/36 (2)(3)	2,254,379
1,000,000	Bayview Commercial Asset Trust, (06-SP1-M1), (144A), 0.636%, due 04/25/36 (1)(2)	730,401
1,642,852	BCAP LLC Trust, (10-RR11-3A2), (144A), 2.834%, due 06/27/36 (1)(2)	1,520,122
1,985,999	BCAP LLC Trust, (11-RR3-1A5), 5.549%, due 05/27/37 (2)	1,909,041
2,245,507	BCAP LLC Trust, (11-RR3-5A3), 5.094%, due 11/27/37 (2)	2,042,720
1,175,422	BCAP LLC Trust, (11-RR4-1A3), 3.038%, due 03/26/36 (2)	1,072,572
1,615,335	BCAP LLC Trust, (11-RR5-1A3), 5.85%, due 03/26/37 (2)	1,494,185
1,068,433	BCAP LLC Trust, (11-RR5-2A3), 5.07%, due 03/26/37 (2)	994,978
2,764,474	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.762%, due 06/25/47 (2)	2,213,014
2,088,357	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.536%, due 09/25/34 (2)	1,723,671
1,515,357	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.416%, due 04/25/36 (2)(3)	839,082
3,764,339	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.799%, due 10/25/35 (2)	2,706,586
1,840,723	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 5.919%, due 08/25/36 (2)	1,626,853
3,329,545	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,543,419
1,933,042	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36 (3)	1,385,610
2,294,474	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,363,929
1,786,445	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	1,348,581
2,820,433	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37	1,901,481
3,706,739	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,603,214
4,696,768	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,557,961
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	2,238,642
2,298,855	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,548,867
1,638,095	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,280,540
2,157,123	Countrywide Home Loans, (04-HYB4-B1), 3.119%, due 09/20/34 (2)	373,218
132,559,456	Countrywide Home Loans, (06-14-X), 0.327%, due 09/25/36(I/O) (2)	1,056,022

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Private Mortgage-Backed Securities (Continued)
$3,662,430	Countrywide Home Loans, (06-HYB2-1A1), 2.913%, due 04/20/36 (2)	$2,012,617
3,535,385	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	2,571,035
656,983	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 0.926%, due 06/25/34 (2)	534,621
2,905,509	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36 (3)	1,952,664
2,083,538	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36	1,553,177
28,836,356	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.364%, due 11/25/36(I/O) (I/F) (2)	4,246,592
615,000	Credit Suisse Mortgage Capital Certificates, (06-C5-A3), 5.311%, due 12/15/39	659,495
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36 (2)	3,650,336
2,307,757	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.376%, due 02/25/37 (2)	1,289,103
511,592	Downey Savings & Loan Association Mortgage Loan Trust, (06-AR2-2A1A), 0.386%, due 11/19/37 (2)	333,480
1,345,733	GE Business Loan Trust, (03-2A-A), (144A), 0.557%, due 11/15/31 (1)(2)	1,239,541
839,850	GE Business Loan Trust, (04-1-A), (144A), 0.477%, due 05/15/32 (1)(2)	781,265
573,564	GE Business Loan Trust, (04-2A-A), (144A), 0.407%, due 12/15/32 (1)(2)	519,815
1,200,000	GE Business Loan Trust, (05-1A-A3), (144A), 0.437%, due 06/15/33 (1)(2)	1,077,932
1,103,128	GE Business Loan Trust, (05-2A-A), (144A), 0.427%, due 11/15/33 (1)(2)	983,405
1,925,000	Greenwich Capital Commercial Funding Corp., (06-GG7-A4), 6.078%, due 07/10/38 (2)	2,139,632
980,000	Greenwich Capital Commercial Funding Corp., (07-GG9-A4), 5.444%, due 03/10/39	1,052,615
1,853,621	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.366%, due 05/25/36 (2)(3)	957,654
1,482,177	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.769%, due 05/25/35 (2)	1,236,903
3,131,712	GSR Mortgage Loan Trust, (06-1F-1A5), 29.503%, due 02/25/36(I/F) (TAC) (2)	3,807,640
9,239,924	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.67%, due 07/25/36(I/O) (2)	443,283
2,051,125	Indymac Index Mortgage Loan Trust, (07-FLX2-A1C), 0.376%, due 04/25/37 (2)	906,229
1,568,613	JP Morgan Alternative Loan Trust, (06-A2-5A1), 5.836%, due 05/25/36 (2)(3)	993,701
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 2.97%, due 11/25/35 (2)	3,097,282
3,436,841	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	2,666,467
2,368,231	Lehman XS Trust, (07-14H-A211), 0.73%, due 07/25/47 (2)(3)	1,109,290
3,500,000	MASTR Adjustable Rate Mortgages Trust, (07-3-22A5), 0.526%, due 05/25/47 (2)	506,986
3,008,101	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47 (2)(3)	1,828,484
1,485,483	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36 (2)	1,066,298
2,631,156	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 5.326%, due 11/25/37 (2)	1,750,115
4,270,452	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.442%, due 02/25/36 (2)(3)	2,169,256
940,779	Residential Accredit Loans, Inc., (05-QA7-M1), 3.139%, due 07/25/35 (2)(3)	11,878
1,814,505	Residential Accredit Loans, Inc., (06-Q07-2A1), 1.128%, due 09/25/46 (2)	952,124
1,796,695	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,341,031
4,087,003	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36 (3)	2,682,075
1,209,098	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC) (3)	736,982
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,729,603
2,246,747	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37 (3)	1,727,392
8,363,715	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	1,225,936
165,904,365	Residential Funding Mortgage Securities, (06-S9-AV), 0.3%, due 09/25/36(I/O) (2)	1,823,289
2,165,154	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.685%, due 10/25/35 (2)	1,357,863
2,868,082	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 5.706%, due 01/25/36 (2)	2,125,641
1,921,886	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 5.561%, due 04/25/36 (2)(3)	1,413,935
1,471,949	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.216%, due 10/25/47 (2)	927,824
3,400,000	Structured Asset Mortgage Investments, Inc., (06-AR7-A11), 0.486%, due 08/25/36 (2)	990,805
1,614,877	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.778%, due 08/25/47 (2)	866,772
2,053,969	Washington Mutual Mortgage Pass-Through Certificates, (06-AR9-2A), 1.118%, due 11/25/46 (2)	906,887
1,861,718	Washington Mutual Mortgage Pass-Through Certificates, (07-HY5-2A5), 5.857%, due 05/25/37 (2)	1,241,488
1,899,702	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.877%, due 03/25/36(I/F) (2)	2,512,694
2,045,417	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 3.149%, due 07/25/36 (2)	1,612,365
2,191,491	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.829%, due 04/25/37 (2)	1,939,036
2,130,058	Wells Fargo Mortgage Loan Trust, (10-RR4-1A2), (144A), 5.494%, due 12/27/46 (1)(2)	1,058,171

	Total Private Mortgage-Backed Securities	125,461,966

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2011

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	U.S. Government Agency Obligations (9.6%)
$752,090	Federal Home Loan Mortgage Corp., (1673-SD), 12.604%, due 02/15/24(I/F) (PAC) (2)	$925,600
1,623,983	Federal Home Loan Mortgage Corp., (1760-ZD), 2.65%, due 02/15/24 (2)	1,640,370
1,517	Federal Home Loan Mortgage Corp., (2950-GS), 21.315%, due 03/15/35(I/F) (2)	1,526
464,404	Federal Home Loan Mortgage Corp., (2990-JK), 21.256%, due 03/15/35(I/F) (2)(4)	523,049
369,512	Federal Home Loan Mortgage Corp., (3063-JS), 28.011%, due 11/15/35(I/F) (2)	390,191
544,759	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	573,548
12,528,510	Federal Home Loan Mortgage Corp., (3122-SG), 5.443%, due 03/15/36(I/O) (I/F) (TAC) (PAC) (2)	1,633,843
659,031	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O) (5)	633,029
866,895	Federal Home Loan Mortgage Corp., (3185-SA), 10.823%, due 07/15/36(I/F) (2)	853,869
6,819,646	Federal Home Loan Mortgage Corp., (3323-SA), 5.923%, due 05/15/37(I/O) (I/F) (2)	785,460
3,797,603	Federal Home Loan Mortgage Corp., (3459-JS), 6.063%, due 06/15/38(I/O) (I/F) (2)	516,088
17,294,244	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F) (2)	645,959
439,062	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	441,845
67,965	Federal National Mortgage Association, (05-13-JS), 22.321%, due 03/25/35(I/F) (2)	69,087
362,556	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O) (5)	331,670
3,820,083	Federal National Mortgage Association, (07-42-SE), 5.924%, due 05/25/37(I/O) (I/F) (2)	444,164
14,532,798	Federal National Mortgage Association, (07-48-SD), 5.914%, due 05/25/37(I/O) (I/F) (2)	2,156,645
3,424,871	Federal National Mortgage Association, (09-69-CS), 6.564%, due 09/25/39(I/O) (I/F) (2)(4)	474,876
5,223,872	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40(I/O)	1,009,530
4,009,689	Government National Mortgage Association, (05-45-DK), 21.258%, due 06/16/35(I/F) (2)	4,770,746
16,218,103	Government National Mortgage Association, (06-35-SA), 6.414%, due 07/20/36(I/O) (I/F) (2)(4)	2,545,662
28,316,647	Government National Mortgage Association, (06-61-SA), 4.564%, due 11/20/36(I/O) (I/F) (TAC) (2)	2,503,186
15,698,270	Government National Mortgage Association, (08-58-TS), 6.214%, due 05/20/38(I/O) (I/F) (TAC) (2)(4)	2,124,536

	Total U.S. Government Agency Obligations	25,994,479

	Total Collateralized Mortgage Obligations (Cost: $135,515,873)	151,456,445

	Corporate Bonds (20.3%)
	Airlines (1.9%)
1,861,400	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,007,892
980,155	Delta Air Lines, Inc. Pass-Through Certificates, (02-G1), 6.718%, due 07/02/24(EETC)	992,407
1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 01/02/14(EETC)	1,287,500
900,000	US Airways Pass-Through Trust, (10-1A), 6.25%, due 04/22/23(EETC)	872,438

	Total Airlines	5,160,237

	Banks (4.8%)
700,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	713,401
1,000,000	Bank of America Corp., 5.625%, due 07/01/20	1,034,328
3,000,000	BankBoston Capital Trust IV, 0.852%, due 06/08/28 (2)	2,446,152
1,400,000	Chase Capital III, 0.804%, due 03/01/27 (2)	1,161,712
400,000	Chase Capital VI, 0.898%, due 08/01/28 (2)	330,984
557,672	CIT Group, Inc., 7%, due 05/01/14	567,083
2,000,000	Citigroup, Inc., 0.807%, due 08/25/36 (2)	1,491,620
975,000	Lloyds TSB Bank PLC (United Kingdom), 4.875%, due 01/21/16	997,030
650,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	678,191
1,000,000	NationsBank Capital Trust III, 0.828%, due 01/15/27 (2)	813,280
1,300,000	Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15	1,306,550
1,400,000	Union Bank NA, 3%, due 06/06/16	1,403,455

	Total Banks	12,943,786

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	Coal (0.3%)
$675,000	Arch Coal, Inc., (144A), 7%, due 06/15/19 (1)	$681,750

	Diversified Financial Services (1.7%)
650,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15 (1)	668,421
2,000,000	General Electric Capital Corp., 0.741%, due 08/15/36 (2)	1,646,550
1,400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,480,500
300,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	300,548
700,000	U.S. Education Loan Trust IV LLC, (144A), 0.245%, due 03/01/41 (1)(2)	616,001

	Total Diversified Financial Services	4,712,020

	Electric (3.8%)
850,000	AES Corp., 7.75%, due 10/15/15	911,625
2,000,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16 (1)	2,170,000
2,250,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC)	2,002,500
650,000	Edison Mission Energy, 7%, due 05/15/17	526,500
849,609	Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, due 06/30/17(EETC)	913,329
1,169,153	Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28(EETC)	1,309,452
980,000	NRG Energy, Inc., (144A), 7.625%, due 01/15/18 (1)	992,250
1,500,000	Puget Energy, Inc., 6.5%, due 12/15/20	1,552,500

	Total Electric	10,378,156

	Engineering & Construction (0.3%)
700,000	BAA Funding, Ltd., (144A), 4.875%, due 07/15/21 (1)	688,505

	Gas (1.8%)
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (1)	1,462,500
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,573,375
2,066,000	Southern Union Co., 7.2%, due 11/01/66 (2)	1,923,962

	Total Gas	4,959,837

	Healthcare-Services (1.5%)
1,000,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,031,250
1,000,000	HCA, Inc., 8.5%, due 04/15/19	1,105,000
2,000,000	Universal Health Services, Inc., 6.75%, due 11/15/11	2,043,102

	Total Healthcare-Services	4,179,352

	Media (1.5%)
570,000	CCH II LLC / CCH II Capital Corp., 13.5%, due 11/30/16	671,175
3,010,000	CSC Holdings LLC, 8.5%, due 04/15/14	3,348,625

	Total Media	4,019,800

	Real Estate (0.5%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,396,032

	REIT (1.3%)
1,000,000	HCP, Inc., 6%, due 01/30/17	1,102,459
1,000,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,027,855
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	717,628
700,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	781,290

	Total REIT	3,629,232

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2011

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	Telecommunications (0.5%)
$650,000	iPCS, Inc., 3.523%, due 05/01/14 (2)	$625,625
790,000	Nextel Communications, Inc., 5.95%, due 03/15/14	791,975

	Total Telecommunications	1,417,600

	Trucking & Leasing (0.4%)
952,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/15/16 (1)	981,750

	Total Corporate Bonds (Cost: $53,066,840)	55,148,057

	Municipal Bonds (0.7%)
650,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	673,348
600,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	594,438
650,000	Illinois State General Obligation, 5.665%, due 03/01/18	674,908

	Total Municipal Bonds (Cost: $1,891,954)	1,942,694

	Total Fixed Income Securities (Cost: $ 256,347,686) (101.6%)	276,172,582

	Convertible Securities
	Convertible Corporate Bonds (2.5%)
	Building Materials (0.0%)
45,000	Cemex SAB de CV (Mexico), 4.875%, due 03/15/15	44,831

	Commercial Services (0.3%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	914,936

	Diversified Financial Services (0.3%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	278,656
625,000	Jefferies Group, Inc., 3.875%, due 11/01/29	628,125

	Total Diversified Financial Services	906,781

	Energy-Alternate Sources (0.0%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	41,625

	Insurance (0.6%)
1,517,000	Hilltop Holdings, Inc., (144A), 7.5%, due 08/15/25 (1)	1,598,539

	Mining (0.1%)
224,000	Sterlite Industries India, Ltd., 4%, due 10/30/14	220,920

	Oil & Gas (0.3%)
884,000	Transocean, Inc., Series C, 1.5%, due 12/15/37	870,740

	Pharmaceuticals (0.1%)
353,000	Omnicare, Inc., 3.25%, due 12/15/35	339,321

	Retail (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13 (1)	140,525

	Semiconductors (0.2%)
159,000	Rovi Corp., 2.625%, due 02/15/40	216,240
220,000	Xilinx, Inc., 3.125%, due 03/15/37	279,950

	Total Semiconductors	496,190

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Convertible Securities	Value

	Convertible Corporate Bonds (Continued)
	Telecommunications (0.5%)
$1,297,000	Ciena Corp., 0.25%, due 05/01/13	$1,267,688

	Total Convertible Corporate Bonds (Cost: $6,421,717)	6,842,096

Number of Shares

	Convertible Preferred Stocks (0.6%)
	Electric (0.3%)
16,500	AES Corp., $3.375	812,790

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	809,750

	Total Convertible Preferred Stocks (Cost: $1,473,300)	1,622,540

	Total Convertible Securities (Cost: $7,895,017) (3.1%)	8,464,636

	Common Stock
	Banks (1.1%)
33,100	JPMorgan Chase & Co.	1,355,114
33,900	Morgan Stanley	780,039
17,750	State Street Corp.	800,347

	Total Banks	2,935,500

	Chemicals (0.4%)
20,100	Du Pont (E.I.) de Nemours & Co.	1,086,405

	Computers (0.7%)
27,000	Dell, Inc. (6)	450,090
5,900	International Business Machines Corp.	1,012,145
27,500	Seagate Technology PLC (Ireland)	444,400

	Total Computers	1,906,635

	Diversified Financial Services (0.6%)
12,300	American Express Co.	635,910
15,472	Ameriprise Financial, Inc.	892,425
11,500	Blackstone Group, LP (The)	190,440

	Total Diversified Financial Services	1,718,775

	Diversified Manufactures (1.5%)
52,200	General Electric Co.	984,492
20,950	Honeywell International, Inc.	1,248,410
39,000	Textron, Inc.	920,790
19,600	Tyco International, Ltd.	968,828

	Total Diversified Manufactures	4,122,520

	Electric (0.3%)
19,800	American Electric Power Co., Inc.	746,064

	Electronics (0.7%)
34,700	TE Connectivity, Ltd.	1,275,572
8,350	Thermo Fisher Scientific, Inc. (6)	537,657

	Total Electronics	1,813,229

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2011

Number of Shares	Common Stock	Value

	Entertainment (0.2%)
51,800	Regal Entertainment Group	$639,730

	Food (0.5%)
35,700	Kraft Foods, Inc., Class A	1,257,711

	Forest Products & Paper (0.2%)
13,600	MeadWestvaco Corp.	453,016

	Healthcare-Products (0.3%)
7,400	Johnson & Johnson	492,248
4,800	Teleflex, Inc.	293,088

	Total Healthhcare-Products	785,336

	Healthcare-Services (0.1%)
57,100	Tenet Healthcare Corp. (6)	356,304

	Home Builders (0.2%)
36,150	Lennar Corp., Class A	656,123

	Household Products/Wares (0.6%)
17,500	Avery Dennison Corp.	676,025
14,500	Kimberly-Clark Corp.	965,120

	Total Household Products/Wares	1,641,145

	Insurance (0.8%)
21,100	Allstate Corp. (The)	644,183
30,100	MBIA, Inc. (6)	261,569
21,400	Travelers Cos., Inc. (The)	1,249,332

	Total Insurance	2,155,084

	Internet (0.2%)
25,100	Symantec Corp. (6)	494,972

	Iron & Steel (0.2%)
11,900	United States Steel Corp.	547,876

	Media (0.5%)
17,100	CBS Corp., Class B	487,179
34,500	Comcast Corp., Class A	874,230

	Total Media	1,361,409

	Mining (0.3%)
45,000	Alcoa, Inc.	713,700

	Oil & Gas (1.9%)
5,900	Anadarko Petroleum Corp.	452,884
14,600	Chevron Corp.	1,501,464
12,700	Devon Energy Corp.	1,000,887
21,650	Ensco International PLC (United Kingdom) (SP ADR)	1,153,945
23,000	Nabors Industries, Ltd. (6)	566,720
18,200	Valero Energy Corp.	465,374

	Total Oil & Gas	5,141,274

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil & Gas Services (0.3%)
11,800	Baker Hughes, Inc.	$856,208

	Packaging & Containers (0.3%)
25,400	Packaging Corp. of America	710,946

	Pharmaceuticals (0.6%)
74,500	Pfizer, Inc.	1,534,700

	REIT (0.2%)
34,850	Kimco Realty Corp.	649,604

	Retail (0.8%)
22,100	Foot Locker, Inc.	525,096
27,000	Gap, Inc. (The)	488,700
29,600	Home Depot, Inc. (The)	1,072,112

	Total Retail	2,085,908

	Savings & Loans (0.2%)
41,100	New York Community Bancorp, Inc.	616,089

	Semiconductors (0.5%)
43,500	Intel Corp.	963,960
13,900	Microchip Technology, Inc.	526,949

	Total Semiconductors	1,490,909

	Software (0.1%)
16,400	CA, Inc.	374,576

	Telecommunications (1.4%)
35,100	AT&T, Inc.	1,102,491
17,862	Motorola Mobility Holdings, Inc. (6)	393,679
15,157	Motorola Solutions, Inc. (6)	697,828
99,100	Sprint Nextel Corp. (6)	534,149
80,800	Windstream Corp.	1,047,168

	Total Telecommunications	3,775,315

	Total Common Stock (Cost: $37,428,035) (15.7%)	42,627,063

Principal Amount	Short-Term Investments

	Repurchase Agreement (0.4%)
$1,190,479	State Street Bank & Trust Company, 0.01%, due 07/01/11 (collateralized by $1,210,000, U.S. Treasury Note, 1.75%, due 05/31/16, valued at $1,218,305) (Total Amount to be Received Upon Repurchase $1,190,479)	1,190,479

	U.S. Government Obligations (0.2%)
500,000	U.S. Treasury Bill, 0.02%, due 09/08/11 (7)	499,986

	Total Short-Term Investments (Cost $1,690,446) (0.6%)	1,690,465

	TOTAL INVESTMENTS (Cost $303,361,184) (121.0%)	328,954,746
	LIABILITIES IN EXCESS OF OTHER ASSETS (–21.0%)	(57,037,694)

	NET ASSETS (100.0%)	$271,917,052

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2011

Number of Contracts	Futures Contracts	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
92	Nikkei 225 Index Futures	9/8/11	$4,554,000	$232,300
3	S&P 500 Index Futures	9/15/11	986,625	41,840
1	S&P 500 E Mini Index Futures	9/16/11	65,775	2,847

			$5,606,400	$276,987

Notes to Schedule of Investments:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $40,124,345 or 14.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2011.
(3)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments (Note 2).
(5)	As of June 30, 2011, security is not accruing interest.
(6)	Non-income producing security.
(7)	All or a portion of this security is segregated to cover open futures contracts.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
CDO -	Collateralized Debt Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
P/O -	Principal Only Security.
PAC -	Planned Amortization Class.
TAC -	Target Amortization Class.
REIT -	Real Estate Investment Trust.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	June 30, 2011

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	46.1%
Asset-Backed Securities	23.0
U.S. Government Agency Obligations	9.6
Banks	5.9
Electric	4.4
Diversified Financial Services	2.6
Oil & Gas	2.5
Telecommunications	2.4
Media	2.0
Airlines	1.9
Gas	1.8
Healthcare-Services	1.6
Diversified Manufactures	1.5
Real Estate Investment Trusts (REIT)	1.5
Insurance	1.4
Retail	0.9
Electric Utilities	0.8
Computers	0.7
Electronics	0.7
Municipal Bonds	0.7
Pharmaceuticals	0.7
Semiconductors	0.7
Household Products/Wares	0.6
Food	0.5

Industry	Percentage of Net Assets
Hotels, Restaurants & Leisure	0.5%
Real Estate	0.5
Chemicals	0.4
Mining	0.4
Satellite Communications	0.4
Trucking & Leasing	0.4
Coal	0.3
Commercial Services	0.3
Engineering & Construction	0.3
Healthcare-Products	0.3
Oil & Gas Services	0.3
Packaging & Containers	0.3
Entertainment	0.2
Forest Products & Paper	0.2
Home Builders	0.2
Internet	0.2
Iron & Steel	0.2
Savings & Loans	0.2
Collateralized Debt Obligation	0.2
Software	0.1
Building Materials	0.0	*
Energy-Alternate Sources	0.0	*
Short-Term Investments	0.6

Total	121.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2011

ASSETS:
Investments, at Value (Cost: $303,361,184)	$328,954,746
Receivable for Securities Sold	466,611
Interest and Dividends Receivable	2,225,167
Receivable for Daily Variation Margin on Open Futures Contracts	22,760

Total Assets	331,669,284

LIABILITIES:
Payables for Borrowings	54,340,250
Distributions Payable	4,599,124
Payables for Securities Purchased	303,089
Interest Payable on Borrowings	172,899
Accrued Investment Advisory Fees	154,008
Accrued Other Expenses	149,038
Accrued Directors’ Fees and Expenses	29,060
Accrued Compliance Expense	4,764

Total Liabilities	59,752,232

NET ASSETS	$271,917,052

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	287,408,668
Accumulated Net Realized Loss on Investments and Futures Contracts	(49,452,296)
Undistributed Net Investment Income	7,614,031
Net Unrealized Appreciation on Investments and Futures Contracts	25,870,549

NET ASSETS	$271,917,052

NET ASSET VALUE PER SHARE	$5.71

MARKET PRICE PER SHARE	$5.32

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2011

INVESTMENT INCOME:
Income
Interest	$14,795,136
Dividends	537,330

Total Investment Income	15,332,466

Expenses
Investment Advisory Fees	909,085
Interest Expense	320,426
Audit and Tax Service Fees	61,178
Accounting Fees	55,107
Legal Fees	49,594
Directors’ Fees and Expenses	48,998
Custodian Fees	33,682
Proxy Expense	32,590
Transfer Agent Fees	32,179
Printing and Distribution Costs	23,454
Compliance Expense	22,263
Listing Fees	21,901
Miscellaneous	14,024
Administration Fees	9,230
Insurance Expense	7,058

Total Expenses	1,640,769

Net Investment Income	13,691,697

NET REALIZED GAIN AND CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS AND FUTURES CONTRACTS:
Net Realized Gain on:
Investments	5,040,561
Futures Contracts	330,421
Change in Unrealized Appreciation (Depreciation) on:
Investments	(806,183)
Futures Contracts	276,987

Net Realized Gain and Change in Unrealized Depreciation on Investments and Futures Contracts	4,841,786

INCREASE IN NET ASSETS FROM OPERATIONS	$18,533,483

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE IN NET ASSETS:
OPERATIONS:
Net Investment Income	$13,691,697	$42,858,610
Net Realized Gain on Investments and Futures Contracts	5,370,982	20,665,409
Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(529,196)	1,123,451

Increase in Net Assets Resulting from Operations	18,533,483	64,647,470

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(9,198,248)	(29,375,358)

Total Increase in Net Assets	9,335,235	35,272,112

NET ASSETS:
Beginning of Period	262,581,817	227,309,705

End of Period	$271,917,052	$262,581,817

Undistributed Net Investment Income	$7,614,031	$3,120,582

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Cash Flows (Unaudited)	Six Months Ended June 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$18,533,483
Adjustments to Reconcile Increase in Net Assets Resulting From Operations to Net Cash Used by Activities:
Investments Purchased	(92,496,730)
Proceeds from Investments Sold	73,646,998
Net Increase in Short-Term Investments	(649,686)
Net Amortization/Accretion of Premium/(Discount)	(187,678)
Decrease in Interest and Dividends Receivable	15,481
Increase in Accrued Directors’ Fees and Expenses	10,325
Increase in Accrued Compliance Expense	197
Increase in Accrued Investment Advisory Fees	3,114
Decrease in Variation Margin on Futures	(22,760)
Increase in Interest Payable on Borrowings	29,272
Decrease in Accrued Other Expenses	(16,706)
Realized and Unrealized (Gain)/Loss on Investments	(4,234,379)

Net Cash Used by Operating Activities	(5,369,069)

CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to Shareholders	(22,048,181)
Increase in Borrowings	26,422,250

Net Cash from Financing Activities	4,374,069

Net Change in Cash	(995,000)
Cash at Beginning of Year	995,000

Cash at End of Year	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid during the year	$291,154

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)	June 30, 2011

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. There were no fair valued securities at June 30, 2011.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such, they are categorized as Level 1.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in

TCW Strategic Income Fund, Inc.

June 30, 2011

Note 1 — Significant Accounting Policies (Continued):

Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities, mortgage-backed securities and collateralized debt obligations.    The fair value of asset-backed securities, mortgage- backed securities and collateralized debt obligations is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would then be in Level 3.

U.S. Government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$62,634,492	$—	$62,634,492

Bank Loans
Electric Utilities	—	2,167,543	—	2,167,543
Hotels, Restaurants & Leisure	—	1,350,000	—	1,350,000
Satellite Communications	—	1,004,600	—	1,004,600

Total Bank Loans	—	4,522,143	—	4,522,143

Collateralized Debt Obligation	—	468,751	—	468,751

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	125,461,966	—	125,461,966
U.S. Government Agency Obligations	—	25,994,479	—	25,994,479

Total Collateralized Mortgage Obligations	—	151,456,445	—	151,456,445

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds
Airlines	$—	$5,160,237	$—	$5,160,237
Banks	—	12,943,786	—	12,943,786
Coal	—	681,750	—	681,750
Diversified Financial Services	—	4,712,020	—	4,712,020
Electric	—	10,378,156	—	10,378,156
Engineering & Construction	—	688,505	—	688,505
Gas	—	4,959,837	—	4,959,837
Healthcare-Services	—	4,179,352	—	4,179,352
Media	—	4,019,800	—	4,019,800
Real Estate	—	1,396,032	—	1,396,032
REIT	—	3,629,232	—	3,629,232
Telecommunications	—	1,417,600	—	1,417,600
Trucking & Leasing	—	981,750	—	981,750

Total Corporate Bonds	—	55,148,057	—	55,148,057

Municipal Bonds	—	1,942,694	—	1,942,694

Total Fixed Income Securities	—	276,172,582	—	276,172,582

Convertible Securities
Convertible Corporate Bonds
Building Materials	—	44,831	—	44,831
Commercial Services	—	914,936	—	914,936
Diversified Financial Services	—	906,781	—	906,781
Energy-Alternate Sources	—	41,625	—	41,625
Insurance	—	1,598,539	—	1,598,539
Mining	—	220,920	—	220,920
Oil & Gas	—	870,740	—	870,740
Pharmaceuticals	—	339,321	—	339,321
Retail	—	140,525	—	140,525
Semiconductors	—	496,190	—	496,190
Telecommunications	—	1,267,688	—	1,267,688

Total Convertible Corporate Bonds	—	6,842,096	—	6,842,096

Convertible Preferred Stocks
Electric	812,790	—	—	812,790
Oil & Gas	809,750	—	—	809,750

Total Convertible Preferred Stocks	1,622,540	—	—	1,622,540

Total Convertible Securities	1,622,540	6,842,096	—	8,464,636

TCW Strategic Income Fund, Inc.

June 30, 2011

Note 1 — Significant Accounting Policies (Continued):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$2,935,500	$—	$—	$2,935,500
Chemicals	1,086,405	—	—	1,086,405
Computers	1,906,635	—	—	1,906,635
Diversified Financial Services	1,718,775	—	—	1,718,775
Diversified Manufactures	4,122,520	—	—	4,122,520
Electric	746,064	—	—	746,064
Electronics	1,813,229	—	—	1,813,229
Entertainment	639,730	—	—	639,730
Food	1,257,711	—	—	1,257,711
Forest Products & Paper	453,016	—	—	453,016
Healthcare-Products	785,336	—	—	785,336
Healthcare-Services	356,304	—	—	356,304
Home Builders	656,123	—	—	656,123
Household Products/Wares	1,641,145	—	—	1,641,145
Insurance	2,155,084	—	—	2,155,084
Internet	494,972	—	—	494,972
Iron & Steel	547,876	—	—	547,876
Media	1,361,409	—	—	1,361,409
Mining	713,700	—	—	713,700
Oil & Gas	5,141,274	—	—	5,141,274
Oil & Gas Services	856,208	—	—	856,208
Packaging & Containers	710,946	—	—	710,946
Pharmaceuticals	1,534,700	—	—	1,534,700
REIT	649,604	—	—	649,604
Retail	2,085,908	—	—	2,085,908
Savings & Loans	616,089	—	—	616,089
Semiconductors	1,490,909	—	—	1,490,909
Software	374,576	—	—	374,576
Telecommunications	3,775,315	—	—	3,775,315

Total Common Stock	42,627,063	—	—	42,627,063

Short-Term Investments	499,986	1,190,479	—	1,690,465

Total Investments	44,749,589	284,205,157	—	328,954,746

Derivatives
Futures Contracts
Equity Risk	276,987	—	—	276,987

Total	$45,026,576	$284,205,157	$—	$329,231,733

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2011.

The Fund held no investments or other financial instruments at June 30, 2011 whose fair value was categorized using Level 3 inputs.

The Fund’s policy on transfer between Levels is to recognize them at the beginning of the reporting period.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

Security Transactions and Related Investment Income:    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

Distributions:    Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund’s Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund’s net asset value on an annualized basis. The distribution will be based on the Fund’s net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized for defaults or write-off on structured debt, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share.

Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

At June 30, 2011, the Fund had the following derivatives.

Total Equity Risk
Asset Derivatives
Futures Contracts	$276,987
Realized Gain
Futures Contracts	$330,421
Change in Unrealized Appreciation
Futures Contracts	$276,987
Average Number of Contracts
Futures Contracts †	93

†	Amount represents average number of contracts outstanding during the period in which derivatives trading took place for the Fund.

TCW Strategic Income Fund, Inc.

June 30, 2011

Note 1 — Significant Accounting Policies (Continued):

Futures Contracts:    The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. During the six months ended June 30, 2011, the Fund invested in index futures to opportunistically increase equity exposure in response to the market fall-off ensuing after the earthquake in Japan.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund had the following open futures contracts at June 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUYS
92	Nikkei 225 Index Futures	9/8/11	$4,554,000	$232,300
3	S&P 500 Index Futures	9/15/11	986,625	41,840
1	S&P 500 E Mini Index Futures	9/16/11	65,775	2,847

			$5,606,400	$276,987

Mortgage-Backed Securities:    The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount equal to or greater than the committed amount.

Repurchase Agreements:    The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2 — Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Strategic Income Fund, Inc.

June 30, 2011

Note 2 — Federal Income Taxes (Continued):

At June 30, 2011, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$39,826,729
Depreciated securities	(14,495,862)

Net unrealized appreciation	$25,330,867

Cost of securities for federal income tax purposes	$303,623,879

The Fund did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3 — Investment Advisory and Service Fees:

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund’s Board of Directors, a portion of the Advisor’s costs associated in support of the Fund’s Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 4 — Purchases and Sales of Securities:

For the six months ended June 30, 2011, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $88,715,676 and $67,452,592, respectively for non-U.S. Government Securities and aggregated $1,304,022 and $5,523,409, respectively, for U.S. Government Securities.

Note 5 — Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the six months ended June 30, 2011.

Note 6 — Directors’ Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $48,998 from the Fund for the six months ended June 30, 2011. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 7 — Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at June 30, 2011.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Loan Outstanding:

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.25%. There is also an annual commitment fee of $35,000. The average daily loan balance during the period for which loans were outstanding amounted to $43,857,540, and the weighted average interest rate was 1.36%. Interest expense on the line of credit was $320,426 for the six months ended June 30, 2011. The maximum outstanding loan balance during the six months ended June 30, 2011 was $60,620,250.

Note 9 — Indemnifications:

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

Note 10 — Recently Issued Accounting Pronouncement:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective for during interim and annual periods beginning after December 15, 2011. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Net Asset Value Per Share, Beginning of Period	$5.52		$4.77	$3.64	$4.27	$5.60	$5.35

Income from Operations:
Net Investment Income (1)	0.29		0.90	0.78	0.52	0.38	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.47	0.86	(0.77)	(1.28)	0.33

Total from Investment Operations	0.38		1.37	1.64	(0.25)	(0.90)	0.63

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.62)	(0.51)	(0.38)	(0.43)	(0.38)

Net Asset Value Per Share, End of Period	$5.71		$5.52	$4.77	$3.64	$4.27	$5.60

Market Value Per Share, End of Period	$5.32		$5.22	$4.37	$3.07	$3.67	$5.11

Total Investment Return (2)	5.64	% (3)	34.54%	60.97%	(6.32)%	(20.70)%	17.50%
Net Asset Value Total Return (4)	6.78	% (3)	29.53%	46.61%	(6.03)%	(16.54)%	12.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$271,917		$262,582	$227,310	$173,408	$203,302	$266,518
Ratio of Expenses Before Interest Expense to Average Net Assets	0.97	% (5)	1.00%	1.12%	1.10%	0.86%	1.00%
Ratio of Interest Expense to Average Net Assets	0.24	% (5)	0.19%	0.34%	0.65%	0.32%	0.55%
Ratio of Total Expenses to Average Net Assets	1.21	% (5)	1.19%	1.47%	1.75%	1.18%	1.55%
Ratio of Net Investment Income to Average Net Assets	10.08	% (5)	16.67%	18.62%	12.89%	7.60%	5.52%
Portfolio Turnover Rate	23.08	% (3)	49.30%	30.31%	42.44%	74.98%	174.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	Based on market price per share, adjusted for reinvestment of distributions.
(3)	For the six months ended June 30, 2011 and not indicative of a full year’s results.
(4)	Based on net asset value per share, adjusted for reinvestment of distributions.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Extension of Advisory Agreement

TCW Strategic Income Fund, Inc. (the “Fund”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Advisory and Management Agreement (“Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of the Fund. At a meeting held on June 16, 2011, the Board of Directors of the Fund (the “Board”) approved extending the term of the Advisory Agreement until October 31, 2011. The Board requested that the annual review of the Advisory Agreement be deferred until October in order to permit the report prepared by Morningstar Associates LLC, an independent third party consultant, to contain information as of the most recent practicable date.

In reaching its decision to approve the extension to the Advisory Agreement, the Board considered information furnished to it throughout the year at regular and special Board meetings, including detailed investment performance reports. The structure and format for this regular reporting was developed in consultation with the Board. The Board determined that it had received from the Advisor such information on an ongoing basis as was reasonably necessary to approve the extension to the Advisory Agreement. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole.

The extension was designed to enable the Board to conduct its annual review of the Advisory Agreement at the third quarter meeting going forward. Please see the Fund’s Annual Report for disclosure regarding the material factors and the conclusions with respect to those factors that formed the basis for the Board’s annual approval of the Advisory Agreement.

TCW Strategic Income Fund, Inc.

Supplemental Information (Unaudited)

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 14, 2010.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

866 227 8179

www.tcw.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursement Agent and Registrar

BNY Mellon Shareowner Services P.O. Box #35835 Pittsburgh, Pennsylvania 15252

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1775 Eye Street N.W. Washington, D.C. 20006

Directors

Charles W. Baldiswieler

Director, President, and Chief Executive Officer Samuel P. Bell Director David S. DeVito Director, Treasurer, and Chief Financial Officer John A. Gavin Director Patrick C. Haden Chairman Janet E. Kerr Director Peter McMillan Director Charles A. Parker Director

Officers

Michael E. Cahill

Senior Vice President, General Counsel, and Assistant Secretary Hilary G.D. Lord Senior Vice President, Chief Compliance Officer George P. Hawley

Assistant Secretary and Associate General Counsel Philip K. Holl Secretary and Associate General Counsel Peter A. Brown Senior Vice President George N. Winn Assistant Treasurer

TSIsrt9672

8/10/10

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	EX-99.CERT – Section 302 Certifications (filed herewith).

EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 29, 2011

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	August 29, 2011